Income Taxes (Schedule Of Unrecognized Tax Benefits And Consolidated Liability For Tax Contingencies) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 381	$ 399	$ 601	$ 669
Accrued interest and penalties	618	261
Tax credits and other indirect benefits	(211)	(85)
Liability for tax contingencies	788	575
Altria Group, Inc. [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	191	220
Kraft [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	112	101
Accrued interest and penalties	39	32
Philip Morris International Inc. [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	78	78
Accrued interest and penalties	$ 21	$ 19